First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 97.5%
	Collateralized Mortgage Obligations — 41.5%
	Federal Home Loan Mortgage Corporation
$1,163,463	Series 2013-4213, Class GZ	3.50%	06/15/43	$1,094,125
1,263,916	Series 2014-4316, Class BZ	3.00%	03/15/44	1,149,191
799,938	Series 2014-4316, Class XZ	4.50%	03/15/44	787,435
1,250,000	Series 2017-4741, Class GY	3.00%	12/15/47	1,065,078
950,405	Series 2018-4798, Class GZ	4.00%	06/15/48	891,356
904,024	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (a)	4.91%	09/25/49	874,341
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	307,298
891,834	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (a)	5.10%	09/25/52	873,181
1,080,637	Series 2024-413, Class PO, PO, STRIPS	(b)	05/25/54	915,501
1,000,950	Series 2025-5502, Class FC, 30 Day Average SOFR + 2.00%, 6.00% Cap (a)	6.00%	02/25/55	1,007,665
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,000,298	Series 2018-4, Class MA	3.50%	03/25/58	961,983
368,587	Series 2019-2, Class MA	3.50%	08/26/58	352,096
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
497,619	Series 2021-1, Class A1D	2.00%	05/26/31	455,853
953,789	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (c)	5.60%	10/25/34	970,085
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,058,628
1,376,234	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (a) (c)	5.45%	05/25/35	1,394,931
	Federal National Mortgage Association
1,646,552	Series 2012-118, Class VZ	3.00%	11/25/42	1,490,562
1,440,698	Series 2012-134, Class ZC	2.50%	12/25/42	1,107,409
1,039,522	Series 2014-12, Class ZB	3.00%	03/25/39	976,009
1,867,684	Series 2014-60, Class EZ	3.00%	10/25/44	1,677,049
441,336	Series 2015-89, Class CZ	4.00%	08/25/45	405,965
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	1,032,946
1,500,000	Series 2024-6, Class AL	2.00%	03/25/44	1,120,502
1,177,946	Series 2024-26, Class PO, PO	(b)	05/25/54	913,537
288,523	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (a)	5.50%	11/25/54	286,876
	Government National Mortgage Association
1,410,107	Series 2015-123, Class ZA	3.50%	09/20/45	1,301,833
300,000	Series 2022-139, Class AL	4.00%	07/20/51	268,261
1,745,000	Series 2022-191, Class BY	4.00%	08/20/41	1,644,429
1,200,000	Series 2023-81, Class YD	4.00%	06/20/53	1,058,801
				27,442,926
	Commercial Mortgage-Backed Securities — 13.9%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
3,500,000	Series 2020-RR06, Class BX, IO (d)	1.84%	05/27/33	300,900
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,240,729	Series 2016-K152, Class A1	2.83%	05/25/30	1,191,776
2,000,000	Series 2016-KW01, Class X3, IO (e)	4.13%	03/25/29	33,760
118,130	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	4.86%	10/25/28	118,029
632,078	Series 2019-KJ24, Class A2	2.82%	09/25/27	617,533
6,234,633	Series 2019-K1512, Class X1, IO (e)	0.90%	04/25/34	321,605

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$3,058,331	Series 2020-K110, Class X1, IO (e)	1.64%	04/25/30	$188,688
7,700,000	Series 2020-K740, Class XAM, IO (e)	1.11%	10/25/27	166,771
13,181,841	Series 2020-KG04, Class X1, IO (e)	0.84%	11/25/30	468,423
891,794	Series 2021-K125, Class A1	1.10%	08/25/30	815,991
8,000,000	Series 2021-K129, Class XAM, IO (e)	1.21%	05/25/31	479,758
9,980,003	Series 2021-K130, Class X1, IO (e)	1.03%	06/25/31	490,031
22,240,263	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	312,627
2,721,250	Series 2022-K143, Class XAM, IO (e)	0.39%	04/25/55	65,120
934,625	Series 2022-K150, Class A1	4.00%	12/25/31	923,130
5,180,000	Series 2024-K165, Class XAM, IO (e)	0.91%	09/25/34	360,134
7,058,000	Series 2024-K757, Class XAM, IO (e)	0.99%	08/25/31	369,458
1,200,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	1,205,971
	FREMF Mortgage Trust
500,000	Series 2019-KL4F, Class BAS (c) (e)	4.29%	10/25/25	496,723
	Government National Mortgage Association
4,892,658	Series 2024-32, Class IO, IO (e)	0.70%	06/16/63	239,815
				9,166,243
	Pass-Through Securities — 42.1%
	Federal Home Loan Mortgage Corporation
1,614,249	Pool RA5546	3.00%	07/01/51	1,383,301
397,448	Pool SD4005	4.00%	12/01/49	375,346
125,631	Pool U90690	3.50%	06/01/42	116,350
407,242	Pool ZL8982	3.50%	01/01/45	376,872
412,620	Pool ZS9446	3.50%	08/01/45	381,166
970,506	Pool ZS9776	3.50%	08/01/46	891,313
1,823,957	Pool ZT2264	4.00%	03/01/44	1,736,141
	Federal National Mortgage Association
630,606	Pool 310208	3.00%	03/01/48	539,929
454,527	Pool 310211	3.50%	07/01/48	406,151
1,547,640	Pool AL9394	3.00%	11/01/46	1,351,340
1,350,352	Pool AS7738	3.00%	08/01/46	1,187,665
957,397	Pool AS7749	3.50%	08/01/46	873,906
1,231,810	Pool BF0207	4.50%	04/01/47	1,216,172
851,673	Pool BF0568	5.50%	07/01/61	865,532
1,444,233	Pool BM4963	3.00%	05/01/48	1,267,085
384,205	Pool BM6732	4.00%	11/01/48	371,174
428,116	Pool BM7079	4.00%	10/01/48	400,903
431,496	Pool BM7129	3.00%	01/01/47	387,222
2,694,426	Pool BM7521	3.50%	10/01/48	2,439,073
1,408,339	Pool FA1348	4.50%	09/01/52	1,381,613
425,111	Pool FS0704	4.00%	03/01/47	399,958
884,906	Pool FS3541	3.50%	08/01/52	792,509
293,642	Pool FS4157	4.00%	05/01/49	275,584
736,000	Pool TBA (f)	2.50%	08/15/55	603,180
429,000	Pool TBA (f)	3.00%	08/15/55	367,209
1,444,000	Pool TBA (f)	4.50%	08/15/55	1,369,963
894,000	Pool TBA (f)	5.00%	08/15/55	870,248
464,000	Pool TBA (f)	5.50%	08/15/55	461,616

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$368,000	Pool TBA (f)	2.50%	09/15/55	$301,705
221,000	Pool TBA (f)	3.00%	09/15/55	189,185
1,829,000	Pool TBA (f)	3.50%	09/15/55	1,631,714
906,000	Pool TBA (f)	4.00%	09/15/55	835,341
276,000	Pool TBA (f)	4.50%	09/15/55	261,741
455,000	Pool TBA (f)	5.00%	09/15/55	442,592
282,000	Pool TBA (f)	5.50%	09/15/55	280,298
810,000	Pool TBA (f)	4.00%	10/15/55	746,670
94,000	Pool TBA	5.50%	10/15/55	93,374
				27,871,141
	Total U.S. Government Agency Mortgage-Backed Securities			64,480,310
	(Cost $65,161,897)
U.S. GOVERNMENT BONDS AND NOTES — 9.1%
200,000	U.S. Treasury Bond	4.63%	11/15/44	193,531
200,000	U.S. Treasury Bond	4.75%	02/15/45	196,641
540,000	U.S. Treasury Bond (g)	5.00%	05/15/45	548,016
860,000	U.S. Treasury Bond	2.25%	08/15/46	557,085
295,000	U.S. Treasury Bond	3.00%	02/15/47	219,038
650,000	U.S. Treasury Bond	3.00%	08/15/48	475,211
330,000	U.S. Treasury Bond	3.00%	02/15/49	240,152
200,000	U.S. Treasury Bond	4.63%	02/15/55	191,656
600,000	U.S. Treasury Bond	4.75%	05/15/55	586,922
1,009,780	U.S. Treasury Inflation Indexed Bond (h)	1.63%	04/15/30	1,017,352
780,000	U.S. Treasury Note	4.00%	06/30/32	773,784
230,000	U.S. Treasury Note	4.00%	07/31/32	228,041
780,000	U.S. Treasury Note (g)	4.25%	05/15/35	773,236
	Total U.S. Government Bonds and Notes			6,000,665
	(Cost $6,028,134)
U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
1,290,000	Tennessee Valley Authority	5.25%	02/01/55	1,251,946
	(Cost $1,285,343)

Shares	Description	Value
MONEY MARKET FUNDS — 5.6%
3,739,412	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (i)	3,739,412
	(Cost $3,739,412)
	Total Investments — 114.1%	75,472,333
	(Cost $76,214,786)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
4	U.S. Treasury Long Bond Futures Call	$456,750	$116.00	08/22/25	2,000
	(Cost $1,760)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Put Options Purchased — 0.0%
1	U.S. 10-Year Treasury Futures Put	$111,063	$108.00	08/22/25	$31
	(Cost $50)
	Total Purchased Options				2,031
	(Cost $1,810)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (0.3)%
	Pass-Through Securities — (0.3)%
	Federal National Mortgage Association
$(207,000)	Pool TBA (f)	6.00%	08/15/55	(209,893)
	Total Investments Sold Short — (0.3)%			(209,893)
	(Proceeds $210,003)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.1)%
(6)	3 Month SOFR Futures Call	$(1,450,125)	$97.50	12/10/27	(3,900)
(1)	U.S. 2-Year Treasury Futures Call	(207,461)	104.25	11/21/25	(391)
(2)	U.S. 5-Year Treasury Futures Call	(216,344)	109.00	08/22/25	(234)
(6)	U.S. 5-Year Treasury Futures Call	(649,031)	110.50	08/22/25	(141)
(1)	U.S. 5-Year Treasury Futures Call	(108,320)	111.00	11/21/25	(203)
(1)	U.S. 10-Year Treasury Futures Call	(111,063)	112.00	08/22/25	(234)
(3)	U.S. 10-Year Treasury Futures Call	(333,188)	114.50	08/22/25	(94)
(4)	U.S. 10-Year Treasury Futures Call	(444,250)	114.00	11/21/25	(1,750)
(4)	U.S. 10-Year Treasury Futures Call	(444,250)	115.00	11/21/25	(1,188)
(1)	U.S. 10-Year Treasury Futures Call	(111,063)	116.00	11/21/25	(203)
(1)	U.S. Treasury Long Bond Futures Call	(114,188)	113.00	08/22/25	(1,891)
(2)	U.S. Treasury Long Bond Futures Call	(228,375)	118.00	08/22/25	(375)
(1)	U.S. Treasury Long Bond Futures Call	(114,188)	123.00	08/22/25	(47)
(17)	U.S. Treasury Long Bond Futures Call	(1,941,188)	124.00	08/22/25	(531)
(1)	U.S. Treasury Long Bond Futures Call	(114,188)	128.00	08/22/25	(16)
(2)	U.S. Treasury Long Bond Futures Call	(227,625)	116.00	11/21/25	(3,906)
(6)	U.S. Treasury Long Bond Futures Call	(682,875)	118.00	11/21/25	(7,969)
(11)	U.S. Treasury Long Bond Futures Call	(1,251,938)	120.00	11/21/25	(9,797)
(1)	U.S. Treasury Long Bond Futures Call	(113,813)	121.00	11/21/25	(734)
(4)	U.S. Treasury Long Bond Futures Call	(455,250)	122.00	11/21/25	(2,375)
(1)	U.S. Treasury Long Bond Futures Call	(113,813)	124.00	11/21/25	(406)
(1)	U.S. Treasury Long Bond Futures Call	(113,813)	125.00	11/21/25	(344)
(1)	U.S. Treasury Long Bond Futures Call	(113,813)	128.00	11/21/25	(219)
(2)	Ultra 10-Year U.S. Treasury Futures Call	(226,156)	116.00	08/22/25	(156)
(1)	Ultra U.S. Treasury Long Bond Futures Call	(117,313)	122.00	08/22/25	(234)
	Total Call Options Written				(37,338)
	(Premiums received $72,051)
	Put Options Written — (0.1)%
(6)	3 Month SOFR Futures Put	(1,450,125)	95.50	12/10/27	(3,187)
(2)	U.S. 2-Year Treasury Futures Put	(413,969)	103.50	08/22/25	(656)
(18)	U.S. 2-Year Treasury Futures Put	(3,734,297)	103.00	11/21/25	(3,375)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(1)	U.S. 2-Year Treasury Futures Put	$(207,461)	$103.25	11/21/25	$(313)
(5)	U.S. 5-Year Treasury Futures Put	(540,859)	106.75	08/22/25	(156)
(3)	U.S. 5-Year Treasury Futures Put	(324,961)	106.00	11/21/25	(516)
(4)	U.S. 5-Year Treasury Futures Put	(433,281)	106.50	11/21/25	(1,000)
(2)	U.S. 10-Year Treasury Futures Put	(222,125)	110.00	08/22/25	(375)
(2)	U.S. 10-Year Treasury Futures Put	(222,125)	107.00	11/21/25	(500)
(1)	U.S. 10-Year Treasury Futures Put	(111,063)	107.50	11/21/25	(313)
(2)	U.S. 10-Year Treasury Futures Put	(222,125)	108.00	11/21/25	(781)
(6)	U.S. 10-Year Treasury Futures Put	(666,375)	109.00	11/21/25	(3,562)
(19)	U.S. Treasury Long Bond Futures Put	(2,169,563)	116.00	08/22/25	(43,937)
(2)	U.S. Treasury Long Bond Futures Put	(227,625)	99.00	11/21/25	(406)
(1)	U.S. Treasury Long Bond Futures Put	(113,813)	103.00	11/21/25	(391)
(10)	U.S. Treasury Long Bond Futures Put	(1,138,125)	107.00	11/21/25	(8,437)
(1)	U.S. Treasury Long Bond Futures Put	(113,813)	108.00	11/21/25	(1,016)
(1)	U.S. Treasury Long Bond Futures Put	(113,813)	110.00	11/21/25	(1,469)
(1)	U.S. Treasury Long Bond Futures Put	(113,406)	110.00	02/20/26	(2,563)
	Total Put Options Written				(72,953)
	(Premiums received $89,906)
	Total Written Options				(110,291)
	(Premiums received $161,957)
	Net Other Assets and Liabilities — (13.6)%				(8,989,987)
	Net Assets — 100.0%				$66,164,193
Futures Contracts at July 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	46	Sep-2025	$9,521,281	$(9,253)
U.S. 5-Year Treasury Notes	6	Sep-2025	649,031	(1,140)
U.S. Treasury Long Bond Futures	41	Sep-2025	4,681,688	110,229
			$14,852,000	$99,836

Futures Contracts Short
U.S. 10-Year Treasury Notes	21	Sep-2025	$(2,332,312)	$(2,695)
Ultra 10-Year U.S. Treasury Notes	90	Sep-2025	(10,177,031)	(83,288)
Ultra U.S. Treasury Bond Futures	1	Sep-2025	(117,313)	(315)
			$(12,626,656)	$(86,298)
		Total	$2,225,344	$13,538

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $2,861,739 or 4.3% of net assets.

(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	All or a portion of this security is segregated as collateral for open futures and options contracts. At July 31, 2025, the segregated value of this security amounts to $672,801.
(h)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(i)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$64,480,310	$—	$64,480,310	$—
U.S. Government Bonds and Notes	6,000,665	—	6,000,665	—
U.S. Government Agency Securities	1,251,946	—	1,251,946	—
Money Market Funds	3,739,412	3,739,412	—	—
Total Investments	75,472,333	3,739,412	71,732,921	—
Purchased Options	2,031	2,031	—	—
Futures Contracts	110,229	110,229	—	—
Total	$75,584,593	$3,851,672	$71,732,921	$—

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(209,893)	$—	$(209,893)	$—
Written Options	(110,291)	(110,291)	—	—
Futures Contracts	(96,691)	(96,691)	—	—
Total	$(416,875)	$(206,982)	$(209,893)	$—